UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22922

Aspiration Funds
 (Exact name of registrant as specified in charter)

4640 Admiralty Way, Marine Del Rey, California 90292
(Address of principal executive offices)              (Zip code)

Matthew J. Beck
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

Item 1. REPORT TO STOCKHOLDERS.
Semi-Annual Report 2017
For the period from October 1, 2016 through March 31, 2017
(Unaudited)

Aspiration Redwood Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Aspiration Redwood Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Aspiration Redwood Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Aspiration Redwood Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Aspiration Redwood Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management risk, derivatives risk, futures risk, leverage risk associated with financial instruments, focused investment risk, foreign investing risk, limited capitalization risk, and temporary defensive positions risk.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this Semi-Annual Report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at funds.aspiration.com/redwood/ or by calling the Advisor at 800-683-8529.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about May 30, 2017.

For More Information on Your Aspiration Redwood Fund Investment:

See Our Web site at aspiration.com
or
Call Our Shareholder Services Group at 800-683-8529.

Dear Aspiration Redwood Fund Shareholder,

Conventional wisdom in the financial community says that investors should focus on making money and nothing else. We hear Wall Street say never mind your values.  Instead, set your sight on the best return regardless of the cost. When we launched our Redwood Fund in 2015, we believed that was a false choice. We believed our clients could achieve returns without compromising the things that matter most to them.

Eighteen months into our Redwood journey, we've shown that our clients don't have to make a choice between their financial future and their values. And we're proud to let the results do the talking1:

•	Outperformed the S&P 500 by 15%! (for the one-year period ending March 31, 2017)[2]
•	Top 1% of all large cap equity funds in America (according to Morningstar for the one-year period ending March 31, 2017)[3]
•	Five out of Five Globes for the top Sustainability rating (according to Morningstar as of March 31, 2017)[4]

While we are thrilled with what we've accomplished together to show that you do not have to sacrifice returns to uphold your values, we are not content to stop there. To ensure every American has access to this opportunity, we took the bold step of reducing the minimum investment for the Redwood Fund from $500 to $100. With this reduction, we are expanding access to democratize sustainable investing so that everyday investors are not on the sidelines. If you know someone who wants do well and do good, we'd appreciate your letting them know about Aspiration and the Aspiration Redwood Fund.

We think the future of the Aspiration Redwood Fund has never looked brighter because we believe that making money while making a difference – and giving every American that opportunity – will be a strategy that benefits everyone in the long run.

Thank you again for your investment in the Aspiration Redwood Fund. We are proud to be a financial firm you trust and we promise to continue to put your needs first as we offer you innovative and sustainable financial services.  If you ever have any questions, please contact us at hello@aspiration.com.

Best,
Andrei Cherny
CEO, Aspiration

1 One year performance returns and rankings referenced below are based on one year total return ending 31-March-2017 without assuming the maximum Pay What is Fair contribution. For more details, please refer to the important disclosures below.
2 Please refer to the standard performance table below for the one-year period ending March 31, 2017.
3 The Fund received a one-year top 1% ranking from Morningstar based on a comparison of 1,379 funds within Morningstar's Large Blend category. The Fund's rating was based on first year total return performance from 31-March-2016 to 31-March-2017.
4 The Fund received five out of five globes and a High sustainability rating by Morningstar as of 31-March-2017, which is the most recent ranking information available. The rating in within the Morningstar Large Blend category based on a comparison of 1,316 funds for the one year period ending March 31, 2017.  Sustainalytics provides company-level analysis in the calculation of Morningstar's Sustainability Score based on information provided in the Fund's prospectus.

Total Returns (Unaudited) Period ended March 31, 2017	Three Months	Six Months	One Year	Since Inception*	Net Expense Ratio**	Gross Expense Ratio***
Aspiration Redwood Fund - With maximum assumed contribution reduction****	7.36%	11.61%	30.34%	14.15%	0.50%	11.50%
Aspiration Redwood Fund - Without maximum assumed contribution reduction****	9.36%	13.61%	32.34%	16.15%	0.50%	9.50%
S&P 500 Total Return Index	6.07%	10.12%	17.17%	13.19%	N/A	N/A

The performance data quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Fund, including performance data current to the Fund's most recent month-end, please visit aspiration.com or call the Fund at (800) 683-8529. Fee waivers and expenses reimbursements have positively impacted Fund performance.

*The Fund's inception date was November 16, 2016 for the Investor Class Shares.

**The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, and other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business) to not more than 0.50% of the average daily net assets of the Fund for the current fiscal period.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2018.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

***Gross expense ratio is the from the Fund's Prospectus dated January 30, 2017.

****Contribution reduction assumes a maximum 2% management fee.
An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: Market Risk, Management Risk, Derivatives Risk, Futures Risk, Leverage Risk Associated with Financial Instruments, Focused Investment Risk, Foreign Investing Risk, Limited Capitalization Risk, Temporary Defensive Positions, New Fund Risk. The use of futures contracts may cause the value of the Fund's shares to be more volatile. There is a risk that investing in a select group of securities could subject the fund to greater risk of loss and could be considerably more volatile than the fund's primary benchmark or other mutual funds that are diversified across a greater number of securities. More information about these risks can be found in the Fund's prospectus.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at funds.aspiration.com or by calling Shareholder Services at 800-683-8529. The prospectus should be read carefully before investing. Current and future holdings are subject to change and risk. Nothing on this web site should be considered a solicitation to buy or an offer to sell shares of any fund in any jurisdiction where the offer or solicitation would be unlawful under the securities laws of such jurisdiction.

 Aspiration Fund Adviser, LLC is the adviser to the Aspiration Redwood Fund, which is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, North Carolina 27609, (800) 773-3863. There is no affiliation between Aspiration Fund Adviser, LLC, including its principals, and Capital Investment Group, Inc.

(RCASP0417005)

Aspiration Redwood Fund

Schedule of Investments
(Unaudited)

As of March 31, 2017
		Shares	Value (Note 1)

COMMON STOCKS - 93.72%

Consumer Discretionary - 19.50%
	Delphi Automotive PLC	6,187	$497,992
	Ford Motor Co.	53,991	628,455
	Newell Brands, Inc.	15,523	732,220
	The TJX Cos., Inc.	6,621	523,589
	The Walt Disney Co.	6,377	723,088
			3,105,344
Consumer Staples - 3.60%
	The Kroger Co.	19,429	572,961

Financials - 12.27%
	American Express Co.	8,783	694,823
	Lincoln National Corp.	8,355	546,835
	The Allstate Corp.	8,737	711,978
			1,953,636
Health Care - 26.36%
	Allergan PLC	2,867	684,984
*	Biogen, Inc.	1,541	421,340
*	Bioverativ, Inc.	4,102	223,395
	Cigna Corp.	4,639	679,567
	Eli Lilly & Co.	9,131	768,009
*	Laboratory Corp of America Holdings	4,443	637,437
*	TG Therapeutics, Inc.	7,491	87,270
	UnitedHealth Group, Inc.	4,238	695,074
			4,197,076
Industrials - 2.84%
	Caterpillar, Inc.	4,872	451,927

Information Technology - 29.15%
	Applied Materials, Inc.	14,193	552,108
*	Flex Ltd.	36,100	606,480
	Jabil Circuit, Inc.	16,985	491,206
	Marvell Technology Group Ltd.	33,224	506,998
*	Micron Technology, Inc.	18,011	520,518
*	ON Semiconductor Corp.	21,760	337,062
*	PTC, Inc.	8,258	433,958
	Visa, Inc.	7,259	645,107
	Western Digital Corp.	6,637	547,752
			4,641,189

	Total Common Stocks (Cost $14,062,570)		14,922,133

			(Continued)

Aspiration Redwood Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2017
		Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 5.34%
§	Fidelity Institutional Money Market Funds - Treasury Portfolio, 0.28%	850,669	$850,669

Total Short-Term Investment (Cost $850,669)			850,669

Total Value of Investments (Cost $14,913,239) - 99.06%			$15,772,802

Other Assets Less Liabilities - 0.94%			149,527

NET ASSETS - 100.00%			$15,922,329

* Non-income producing investment
§	Represents 7 day effective yield as of March 31, 2017

The following abbreviation or acronym is used in this portfolio:
PLC - Public Limited Company

Summary of Investments
	% of Net
By Sector	Assets	Value
Consumer Discretionary	19.50%	$3,105,344
Consumer Staples	3.60%	572,961
Financials	12.27%	1,953,636
Health Care	26.36%	4,197,076
Industrials	2.84%	451,927
Information Technology	29.15%	4,641,189
Short-Term Investment	5.34%	850,669
Other Assets Less Liabilities	0.94%	149,527
Total	100.00%	$15,922,329

See Notes to Financial Statements

Aspiration Redwood Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2017

Assets:
Investments, at value (cost $14,913,239)	$15,772,802
Receivables:
From Advisor	15,857
Fund shares sold	589,926
Dividends	8,157
Prepaid expenses:
Registration & filing expenses	21,989
Professional fees	15,312
Insurance fees	12,029
Transfer agent fees	6,879
Compliance fees	3,733
Custody fees	3,302
Fund accounting fees	2,280
Shareholder fulfillment expenses	1,872
Administration fees	33
Trustee fees and meeting expenses	17
Security pricing fees	6

Total assets	16,454,194

Liabilities:
Payables:
Investments purchased	525,497
Fund shares repurchased	3,639
Accrued expenses:
Distribution and service fees - Investor Class Shares	2,727

Total liabilities	531,863

Net Assets	$15,922,331

Net Assets Consist of:
Paid in capital	$14,732,073
Accumulated net investment loss	(60,362)
Accumulated net realized gain on investments	391,057
Net unrealized appreciation on investments	859,563

Total Net Assets	$15,922,331
Shares Outstanding, no par value (unlimited authorized shares)	1,363,414
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$11.68

See Notes to Financial Statements

Aspiration Redwood Fund

Statement of Operations
(Unaudited)

For the fiscal period ended March 31, 2017

Investment Income:
Dividends	$57,614

Total Investment Income	57,614

Expenses:
Professional fees	23,685
Transfer Agent fees (Note 2)	16,203
Fund accounting fees (Note 2)	13,882
Compliance fees (Note 2)	12,465
Administration fees (Note 2)	11,967
Distribution and service fees - Investor Class Shares (Note 3)	10,487
Custody fees (Note 2)	7,401
Offering costs (Note 2)	6,723
Registration & filing expenses	6,372
Trustee fees and meeting expenses	6,233
Shareholder fulfillment expenses	5,735
Insurance fees	3,686
Security pricing fees	1,745

Total Expenses	126,584

Expenses reimbursed by Advisor (Note 2)	(105,610)

Net Expenses	20,974

Net Investment Income	36,640

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	523,451

Net change in unrealized appreciation on investments	498,955

Net Realized and Unrealized Gain on Investments	1,022,406

Net Increase in Net Assets Resulting from Operations	$1,059,046

See Notes to Financial Statements

Aspiration Redwood Fund

Statement of Changes in Net Assets

	March 31,	September 30,
For the periods ended	2017 (a)	2016 (b)

Operations:
Net investment income	$36,640	$46,794
Net realized gain from investment transactions	523,451	77,668
Net change in unrealized appreciation on investments	498,955	360,608

Increase in Net Assets from Operations	1,059,046	485,070

Distributions to Shareholders:
Net investment income	(143,796)	-
Net realized gains	(210,062)	-

Decrease in Net Assets Resulting from Distributions	(353,858)	-

Beneficial Interest Transactions:
Shares sold	10,681,034	5,247,539
Reinvested Dividends and Distributions	352,868	-
Shares repurchased	(979,952)	(569,416)

Net Increase in Beneficial Interest Transactions	10,053,950	4,678,123

Net Increase in Net Assets	10,759,138	5,163,193

Net Assets:
Beginning of period	5,163,193	-
End of period	$15,922,331	$5,163,193

Accumulated Net Investment Income (Loss)	$(60,362)	$46,794

Share Information:
Shares Sold	940,653	535,179
Reinvested Dividends and Distributions	32,522	-
Shares repurchased	(87,515)	(57,425)
Net Increase in Shares of Beneficial Interest	885,660	477,754

(a) Unaudited.
(b)	For the period from November 16, 2015 (Date of Initial Public Investment) through September 30, 2016.

See Notes to Financial Statements

Aspiration Redwood Fund

Financial Highlights

For a share outstanding during	March 31,		September 30,
the periods ended	2017	(e)	2016	(f)

Net Asset Value, Beginning of Period	$10.81		$10.00

Income from Investment Operations
Net investment income	0.07		0.10
Net realized and unrealized gain on investments	1.35		0.71

Total from Investment Operations	1.42		0.81

Less Distributions to Shareholders:
Net investment income	(0.21)		-
Net realized gains	(0.34)		-

Total from Investment Operations	(0.55)		-

Net Asset Value, End of Period	$11.68		$10.81

Total Return (c)	11.61%	(b)	6.10%	(b)

Total Return (d)	13.61%	(b)	8.10%	(b)

Net Assets, End of Period (in thousands)	$15,922		$5,163

Ratios of:
Gross Expenses to Average Net Assets	2.84%	(a)	9.49%	(a)
Net Expenses to Average Net Assets	0.50%	(a)	0.50%	(a)
Net Investment Income to Average Net Assets	0.87%	(a)	1.90%	(a)

Portfolio turnover rate	64.79%	(b)	120.74%	(b)

(a) Annualized
(b) Not annualized.
(c)	Performance with maximum assumed contribution reduction of 2%. Contribution reduction assumes a maximum 2% management fee.
(d)	Performance without maximum assumed contribution reduction of 2%.
(e) Unaudited.
(f)	For a share outstanding during the period from November 16, 2015 (Date of Initial Public Investment) through September 30, 2016.

See Notes to Financial Statements

Aspiration Flagship Fund

Notes to Financial Statements
(Unaudited)

1.     Organization and Significant Accounting Policies

The Aspiration Redwood Fund (the "Fund") is a series of the Aspiration Funds (the "Trust"). The Trust was organized as a Delaware statutory trust on October 16, 2013 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The Fund is a separate diversified series of the Trust and commenced operations on November 16, 2015. The investment objective of the Fund is to maximize total return, consisting of capital appreciation and current income.  The Fund seeks to achieve its investment objective by investing in companies based on various financial factors and fundamental sustainability factors such as environmental, social, and governance performance of such companies.  The Fund invests in securities, which include, but are not limited to, dividend-paying securities, common stock, preferred stock, shares of investment companies, convertible securities, warrants, and rights.  The Fund may, but is not required to, use exchange-traded derivative instruments for risk management purposes or as part of the Fund's investment strategies.
The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Investor Class Shares and Class C Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical, except for differences in ongoing distribution and service fees and a contingent deferred sales charge on the Class C Shares. Both share classes are subject to distribution plan fees as described in Note 3.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  As of March 31, 2017, no Class C Shares have been issued.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946 "Financial Services – Investment Companies."

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund may invest in portfolios of open-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements – Continued
(Unaudited)

Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2017 for the Fund's assets measured at fair value:

Aspiration Redwood Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$14,922,133	$14,922,133	$-	$-
Short-Term Investment	850,669	850,669	-	-
Total Assets	$15,772,802	$15,772,802	$-	$-

* Refer to the Schedule of Investments for a breakdown by sector.
(a) The Fund had no transfers into or out of Level 1, 2, or 3 during the fiscal period ended March 31, 2017 2016.  It is the Fund's policy to record transfers at the end of the reporting period.

Concentrations of Risk
The Fund seeks to achieve its investment objective by investing primarily in dividend-paying securities, common stock, preferred stock, shares of investment companies, convertible securities, warrants, and rights.  The Fund may, but is not required to, use exchange-traded derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts with value dependent upon, or derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. The derivatives in which the Fund may invest include futures and forward currency agreements. These derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.  The principal risks of investing in the Fund include: market risk, management risk, derivatives risk, futures risk, leverage risk associated with financial instruments, focused investment risk, foreign investing risk, limited capitalization risk, temporary defensive positions, and new fund risk.  The Fund held no derivatives as of and for the period ended September 30, 2016.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums.  Realized gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed by the Board of Trustees ("Trustees").

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements – Continued
(Unaudited)

Distributions
The Fund may declare and distribute dividends from net investment income, if any, annually.  Distributions from capital gains, if any, are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Deferred Offering Costs
Deferred offering costs of $53,495 consisted of legal fees for preparing the initial prospectus and statement of additional information.  These offering costs, which are subject to the Expense Limitation Agreement, were amortized to expense over twelve months on a straight-line basis for the initial period ended September 30, 2016.  For the fiscal period ended March 31, 2017, $6,723 in deferred offering costs were expensed.

2.     Transactions with Related Parties and Service Providers

Advisor
Aspiration Fund Adviser, LLC (the "Advisor") does not impose a set fee to manage individual shareholder accounts.  Instead, the shareholders may pay the Advisor a fee to manage their individual accounts in the amount they believe is fair, ranging from 0% to 2% of their net assets.  Only clients of the Advisor may invest in the Fund.  Those Advisor clients must establish an advisory relationship and open an individual account with the Advisor before investing in the Fund.  The Fund is responsible for its own operating expenses.  For the fiscal period ended March 31, 2017, no advisory fees were incurred by the Fund.

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, dividends, litigation and indemnification expenses, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, and other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business) to not more than 0.50% of the average daily net assets of the Fund for the current fiscal period.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2018.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

For the fiscal period ended March 31, 2017, the Advisor reimbursed the Fund $105,610, of which $6,723 related to offering costs expensed during the period ended March 31, 2017, and $98,887 was related to other reimbursements, which are subject to recoupment on or before September 30, 2019 provided that the annual expense ratio does not exceed 0.50%.

Sub-Advisor
UBS Asset Management, Inc. (the "Sub-Advisor") is responsible for management of the Fund's investment portfolio according to the Fund's investment objective, policies, and restrictions.  The Sub-Advisor is subject to the authority of the Board of Trustees and oversight by the Advisor.  The Sub-Advisor is entitled to receive an annual sub-advisory fee, paid by the Advisor – not the Fund – for advisory services provided to the Fund, according to a formula.  In addition, the Advisor and Sub-Advisor each donate 10% of their respective fees to charity.  The Advisor will donate 10% of its fees after deducting the sub-advisory fee paid to the Sub-Advisor, and the Sub-Advisor will donate 10% of its fees after receiving its fees from the Advisor.

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements – Continued
(Unaudited)

Administrator
The Nottingham Company serves as the Fund's Administrator (the "Administrator").  The Fund pays a monthly fee to the Administrator based upon the average daily net assets of the Fund and subject to a minimum of $2,000 per month.  The Fund incurred $11,967 of fees by the Administrator for the fiscal period ended March 31, 2017.

Fund Accounting Services
The Nottingham Company serves as the Fund's Fund Accounting Services Provider.  Under the terms of the Fund Accounting and Administration Agreement, the Fund Accounting Service Provider calculates the daily net asset value per share and maintains the financial books and records for the Fund.  The Fund incurred $13,882 of fees by The Nottingham Company for the fiscal period ended March 31, 2017.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.  The Fund incurred $12,465 in compliance fees for the fiscal period ended March 31, 2017.

Custodian
UMB Bank, N.A. provides services as the Fund's custodian.  For its services, the Custodian is entitled to receive compensation from the Fund pursuant to the Custodian's fee arrangements with the Fund.  The Fund paid $7,401 in custody fees for the fiscal period ended March 31, 2017.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent"), an affiliate of The Nottingham Company, serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.  The Fund paid $16,203 to the Transfer Agent for the fiscal period ended March 31, 2017.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.  The Fund incurred $3,295 in distribution expenses for the fiscal period ended March 31, 2017.

Officers and Trustees of the Trust
As of March 31, 2017, certain officers of the Trust were also officers of the Administrator.  A Trustee and an officer are also officers of the Advisor.

3.     Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan").  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Investor Class Shares and 1.00% per annum of the average daily net assets of the Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the fiscal period ended March 31, 2017, $10,487 in distribution and service fees were incurred by the Investor Class Shares of the Fund.

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements – Continued
(Unaudited)

4.     Purchases and Sales of Investment Securities

For the fiscal period ended March 31, 2017, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$14,402,507	$5,356,381

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.  There were no such reclassifications as of March 31, 2017.

Management reviewed the Fund's tax positions taken on federal income tax returns for the open tax period ended September 30, 2016.  As of and during the fiscal period ended March 31, 2017, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal period ended March 31, 2017, the Fund did not incur any interest or penalties.

The Fund identifies its major tax jurisdictions as U.S. Federal and the State of California where the Trust makes significant investments.

Distributions during the fiscal year or period ended were characterized for tax purposes as follows:

	March 31, 2017	September 30, 2016
Ordinary Income	$ 353,858	$ -

At March 31, 2017, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$14,913,239

Unrealized Appreciation	1,006,051
Unrealized Depreciation	(146,488)
Net Unrealized Appreciation	$859,563

6.     Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of March 31, 2017, there were no control persons of the Fund.

7.     Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

(Continued)

Aspiration Flagship Fund

Notes to Financial Statements – Continued
(Unaudited)

8.   New Accounting Pronouncement

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

9.  Subsequent Events

In accordance with GAAP, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Aspiration Redwood Fund

Additional Information
(Unaudited)

1.     Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.     Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.     Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's fiscal period ended March 31, 2017.

During the fiscal period ended March 31, 2017, the Fund paid $353,858 in ordinary income distributions but no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.     Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 through March 31, 2017.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

Aspiration Redwood Fund

Additional Information
(Unaudited)

Investor Class Shares	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,136.10	$2.66
	$1,000.00	$1,022.44	$2.52
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by 182/365 (to reflect the initial period).

Aspiration Redwood Fund
is a series of
Aspiration Funds

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Aspiration Fund Adviser, LLC
116 South Franklin Street	4640 Admiralty Way
Post Office Box 69	Marina Del Rey, CA 90292
Rocky Mount, North Carolina 27802-0069

Telephone:	Telephone:

800-773-3863	800-683-8529

World Wide Web @:	World Wide Web @:

ncfunds.com	aspiration.com

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Aspiration Funds

By: (Signature and Title)	/s/ Andrei Cherny
Date: June 5, 2017	Andrei Cherny President and Principal Executive Officer Aspiration Redwood Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Andrei Cherny
Date: June 5, 2017	Andrei Cherny President and Principal Executive Officer Aspiration Redwood Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: June 2, 2017	Ashley E. Harris Treasurer and Principal Financial Officer Aspiration Redwood Fund